Note 11 - Voyage and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
Voyage Expenses	Year Ended December 31,
	2019	2020	2021
Port charges / other voyage expenses	678	1	-
Bunkers	830	659	165
Commissions (including $829, $761 and $705 respectively, to related party)	1,530	1,334	1,152
Total	3,038	1,994	1,317
Vessel Operating Expenses	Year Ended December 31,
	2019	2020	2021
Crew wages and related costs	15,771	14,532	11,066
Insurance	1,180	1,194	1,026
Repairs and maintenance (including $247, $60 and $17 respectively, to related party)	1,528	1,259	747
Spares and consumable stores	4,148	3,861	2,530
Registration and taxes (Note 13)	159	178	310
Total	22,786	21,024	15,679